JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.1%
Textron, Inc.	5,660	412,331
Automobiles & Parts — 0.6%
BorgWarner, Inc.	13,128	620,692
Gentex Corp.	37,019	1,092,431
LKQ Corp.	3,895	229,649
		1,942,772
Banks — 2.2%
Bank of Hawaii Corp.	3,157	241,479
Citizens Financial Group, Inc.	8,650	374,718
Comerica, Inc.	4,065	298,005
Discover Financial Services	7,340	856,798
Fifth Third Bancorp	14,919	541,411
First Horizon Corp.	13,346	330,047
FNB Corp.	15,485	220,971
Huntington Bancshares, Inc.	78,128	1,185,202
KeyCorp	18,817	361,098
M&T Bank Corp.	5,087	793,572
Popular, Inc. (Puerto Rico)	11,299	775,563
Prosperity Bancshares, Inc.	2,809	213,091
Regions Financial Corp.	23,606	555,685
Zions Bancorp NA	5,881	312,634
		7,060,274
Beverages — 0.7%
Brown-Forman Corp., Class B	14,783	984,252
Molson Coors Beverage Co., Class B	22,986	1,208,604
		2,192,856
Chemicals — 5.6%
Ashland, Inc.	11,330	1,238,029
Celanese Corp.	8,368	1,030,938
CF Industries Holdings, Inc.	11,716	992,345
Chemours Co. (The)	41,198	1,499,195
Eastman Chemical Co.	11,472	1,011,486
Element Solutions, Inc.	59,720	1,223,066
FMC Corp.	9,696	1,290,829
Huntsman Corp.	45,654	1,446,775
LyondellBasell Industries NV, Class A	15,009	1,451,220
Mosaic Co. (The)	24,695	1,223,390
NewMarket Corp.	532	183,279
Olin Corp.	22,451	1,450,110
Univar Solutions, Inc. *	38,539	1,328,825
Valvoline, Inc.	38,427	1,408,734
Westlake Corp.	11,771	1,444,890
		18,223,111
Construction & Materials — 2.6%
A O Smith Corp.	14,875	1,007,037
Builders FirstSource, Inc. *	20,012	1,594,956

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Eagle Materials, Inc.	2,572	375,718
Fortune Brands Innovations, Inc.	8,462	545,884
Louisiana-Pacific Corp.	19,864	1,352,540
Masco Corp.	16,225	863,170
Masterbrand, Inc. *	12,383	113,924
Owens Corning	11,503	1,111,765
Quanta Services, Inc.	8,553	1,301,681
		8,266,675
Consumer Services — 0.7%
H&R Block, Inc.	21,291	829,923
IAA, Inc. *	9,828	410,122
Service Corp. International	13,939	1,033,577
		2,273,622
Electricity — 6.9%
Alliant Energy Corp.	17,288	934,071
Avangrid, Inc.	19,738	832,351
CMS Energy Corp.	18,320	1,157,641
Consolidated Edison, Inc.	12,922	1,231,596
Constellation Energy Corp.	9,911	846,003
DTE Energy Co.	9,497	1,105,166
Edison International	17,238	1,187,698
Entergy Corp.	9,242	1,000,724
Evergy, Inc.	18,048	1,130,707
Eversource Energy	4,191	345,045
FirstEnergy Corp.	30,770	1,260,032
Hawaiian Electric Industries, Inc.	21,784	920,810
IDACORP, Inc.	10,562	1,117,565
NRG Energy, Inc.	29,861	1,021,843
OGE Energy Corp.	31,491	1,238,226
PG&E Corp. *	56,747	902,277
Pinnacle West Capital Corp.	16,175	1,205,846
PPL Corp.	42,553	1,259,569
Public Service Enterprise Group, Inc.	19,073	1,181,191
Vistra Corp.	49,362	1,138,288
Xcel Energy, Inc.	16,686	1,147,496
		22,164,145
Electronic & Electrical Equipment — 1.8%
AMETEK, Inc.	9,006	1,305,149
Crane Holdings Co.	3,482	403,599
Hubbell, Inc.	4,724	1,081,371
IDEX Corp.	5,395	1,293,074
Keysight Technologies, Inc. *	7,094	1,272,309
nVent Electric plc	9,227	366,773
		5,722,275
Finance & Credit Services — 0.4%
Ally Financial, Inc.	12,566	408,269

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
Morningstar, Inc.	542	131,641
OneMain Holdings, Inc.	19,487	840,669
		1,380,579
Food Producers — 5.6%
Bunge Ltd.	11,011	1,091,190
Campbell Soup Co.	23,621	1,226,639
Conagra Brands, Inc.	33,354	1,240,435
Corteva, Inc.	18,927	1,219,845
Darling Ingredients, Inc. *	16,259	1,077,809
Flowers Foods, Inc.	42,173	1,167,770
Hershey Co. (The)	5,396	1,211,942
Hormel Foods Corp.	26,955	1,221,331
Ingredion, Inc.	12,936	1,329,821
J M Smucker Co. (The)	8,230	1,257,544
Kellogg Co.	17,365	1,190,892
Lamb Weston Holdings, Inc.	14,406	1,439,015
McCormick & Co., Inc. (Non-Voting)	8,826	663,009
Pilgrim's Pride Corp. *	25,902	628,901
Post Holdings, Inc. *	13,538	1,285,433
Tyson Foods, Inc., Class A	14,151	930,428
		18,182,004
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	13,362	1,160,757
Atmos Energy Corp.	10,540	1,238,872
CenterPoint Energy, Inc.	41,019	1,235,492
National Fuel Gas Co.	19,127	1,110,514
NiSource, Inc.	43,862	1,217,170
UGI Corp.	30,447	1,212,704
WEC Energy Group, Inc.	12,779	1,201,098
		8,376,607
General Industrials — 1.6%
AptarGroup, Inc.	195	22,550
Carlisle Cos., Inc.	1,267	317,840
ITT, Inc.	4,326	396,218
Packaging Corp. of America	6,693	955,091
Parker-Hannifin Corp.	3,205	1,044,830
RPM International, Inc.	12,229	1,099,509
Silgan Holdings, Inc.	11,597	624,962
Sonoco Products Co.	9,914	605,845
Westrock Co.	5,703	223,786
		5,290,631
Health Care Providers — 3.3%
Acadia Healthcare Co., Inc. *	14,388	1,208,880
Amedisys, Inc. *	4,131	399,302
Chemed Corp.	2,437	1,231,026
DaVita, Inc. *	10,017	825,301

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Encompass Health Corp.	12,336	770,383
Enhabit, Inc. *	6,664	102,359
IQVIA Holdings, Inc. *	5,320	1,220,461
Molina Healthcare, Inc. *	3,665	1,142,857
Premier, Inc., Class A	23,308	777,555
Tenet Healthcare Corp. *	15,048	825,383
Universal Health Services, Inc., Class B	6,961	1,031,690
Veeva Systems, Inc., Class A *	5,880	1,002,834
		10,538,031
Household Goods & Home Construction — 1.2%
Leggett & Platt, Inc.	12,118	443,034
Lennar Corp., Class A	12,325	1,262,080
NVR, Inc. *	30	158,100
Toll Brothers, Inc.	19,591	1,165,468
Whirlpool Corp.	5,537	861,502
		3,890,184
Industrial Engineering — 1.8%
Cummins, Inc.	5,055	1,261,425
Graco, Inc.	16,125	1,101,660
Lincoln Electric Holdings, Inc.	5,157	860,549
Nordson Corp.	830	201,939
Snap-on, Inc.	5,323	1,323,990
Toro Co. (The)	9,474	1,056,540
		5,806,103
Industrial Materials — 0.7%
Avery Dennison Corp.	1,766	334,551
Hexcel Corp.	13,136	927,139
International Paper Co.	23,178	969,304
		2,230,994
Industrial Metals & Mining — 3.3%
Alcoa Corp.	18,745	979,239
Cleveland-Cliffs, Inc. *	67,785	1,447,210
Fastenal Co.	21,616	1,092,689
MP Materials Corp. *	3,638	118,271
Nucor Corp.	8,549	1,444,952
Reliance Steel & Aluminum Co.	6,060	1,378,347
Steel Dynamics, Inc.	12,315	1,485,682
Timken Co. (The)	16,673	1,373,021
United States Steel Corp.	48,208	1,373,446
		10,692,857
Industrial Support Services — 1.7%
ADT, Inc.	13,238	116,362
Booz Allen Hamilton Holding Corp.	3,446	326,129
FTI Consulting, Inc. *	2,125	338,980
MSC Industrial Direct Co., Inc., Class A	8,266	683,598

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Paychex, Inc.	7,130	826,082
Robert Half International, Inc.	7,923	665,215
Synchrony Financial	26,598	976,945
Western Union Co. (The)	11,958	169,445
WW Grainger, Inc.	2,127	1,253,824
		5,356,580
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	19,730	889,428
Expeditors International of Washington, Inc.	7,172	775,652
Landstar System, Inc.	6,254	1,080,879
Old Dominion Freight Line, Inc.	3,788	1,262,313
PACCAR, Inc.	3,607	394,281
Ryder System, Inc.	5,758	543,613
Schneider National, Inc., Class B	7,889	209,059
		5,155,225
Investment Banking & Brokerage Services — 2.5%
Ameriprise Financial, Inc.	3,239	1,134,039
Invesco Ltd.	52,859	978,420
Jefferies Financial Group, Inc.	33,365	1,310,577
LPL Financial Holdings, Inc.	5,369	1,273,097
Nasdaq, Inc.	11,744	706,871
Raymond James Financial, Inc.	6,850	772,475
State Street Corp.	15,974	1,458,906
Virtu Financial, Inc., Class A	30,397	586,966
		8,221,351
Leisure Goods — 0.6%
Garmin Ltd.	7,887	779,866
Harley-Davidson, Inc.	1,959	90,173
Polaris, Inc.	4,633	532,054
Pool Corp.	1,268	488,953
		1,891,046
Life Insurance — 0.6%
Principal Financial Group, Inc.	14,148	1,309,398
Unum Group	17,477	734,558
		2,043,956
Media — 1.0%
Interpublic Group of Cos., Inc. (The)	37,268	1,358,791
Liberty Media Corp.-Liberty SiriusXM, Class A *	11,849	481,307
Nexstar Media Group, Inc., Class A	6,525	1,336,124
		3,176,222
Medical Equipment & Services — 6.1%
Agilent Technologies, Inc.	7,808	1,187,441
Bio-Rad Laboratories, Inc., Class A *	1,876	876,955
Bio-Techne Corp.	2,895	230,616
Bruker Corp.	15,515	1,087,912

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Cooper Cos., Inc. (The)	2,074	723,681
DENTSPLY SIRONA, Inc.	19,457	716,601
Envista Holdings Corp. *	28,348	1,105,288
Globus Medical, Inc., Class A *	12,277	926,913
Henry Schein, Inc. *	15,667	1,349,712
Hologic, Inc. *	16,813	1,368,074
ICU Medical, Inc. *	1,524	294,483
Integra LifeSciences Holdings Corp. *	8,769	502,464
Laboratory Corp. of America Holdings	4,567	1,151,432
Masimo Corp. *	4,023	684,232
PerkinElmer, Inc.	7,491	1,030,237
QIAGEN NV *	21,257	1,041,593
Quest Diagnostics, Inc.	8,354	1,240,402
QuidelOrtho Corp. *	10,265	878,787
ResMed, Inc.	4,820	1,100,743
STERIS plc	5,649	1,166,575
Teleflex, Inc.	691	168,203
West Pharmaceutical Services, Inc.	3,127	830,531
		19,662,875
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	10,158	238,408
Rithm Capital Corp.	86,319	812,262
Starwood Property Trust, Inc.	46,161	964,303
		2,014,973
Non-life Insurance — 3.1%
American Financial Group, Inc.	8,104	1,155,549
Arch Capital Group Ltd. *	2,702	173,874
Arthur J Gallagher & Co.	6,449	1,262,198
Assurant, Inc.	4,627	613,494
Assured Guaranty Ltd.	6,395	400,327
Axis Capital Holdings Ltd.	5,976	373,918
Brown & Brown, Inc.	16,524	967,646
CNA Financial Corp.	167	7,275
Everest Re Group Ltd.	1,732	605,663
Fidelity National Financial, Inc.	10,111	445,187
First American Financial Corp.	5,572	344,740
Hanover Insurance Group, Inc. (The)	2,314	311,418
Hartford Financial Services Group, Inc. (The)	16,614	1,289,413
Old Republic International Corp.	46,751	1,233,759
Reinsurance Group of America, Inc.	3,195	484,905
WR Berkley Corp.	4,046	283,786
		9,953,152
Non-Renewable Energy — 5.2%
Antero Midstream Corp.	113,034	1,232,071
Antero Resources Corp. *	25,102	723,942
APA Corp.	20,809	922,463

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Baker Hughes Co.	36,330	1,153,114
Chesapeake Energy Corp.	12,240	1,061,453
Coterra Energy, Inc.	40,040	1,002,201
Devon Energy Corp.	17,541	1,109,293
Diamondback Energy, Inc.	8,573	1,252,687
DT Midstream, Inc.	4,686	256,137
EQT Corp.	29,423	961,249
Halliburton Co.	32,618	1,344,514
HF Sinclair Corp.	19,022	1,082,352
Marathon Oil Corp.	41,382	1,136,763
Targa Resources Corp.	17,223	1,292,069
Texas Pacific Land Corp.	490	977,966
Vitesse Energy, Inc. *	3,926	62,659
Williams Cos., Inc. (The)	35,340	1,139,362
		16,710,295
Personal Care, Drug & Grocery Stores — 2.8%
Albertsons Cos., Inc., Class A	45,367	961,780
AmerisourceBergen Corp.	7,515	1,269,734
Casey's General Stores, Inc.	5,210	1,229,091
Church & Dwight Co., Inc.	13,056	1,055,708
Clorox Co. (The)	6,850	991,127
Grocery Outlet Holding Corp. *	12,207	370,971
Kroger Co. (The)	25,753	1,149,356
Olaplex Holdings, Inc. *	58,927	371,829
Performance Food Group Co. *	9,958	610,625
Reynolds Consumer Products, Inc.	21,078	627,492
Spectrum Brands Holdings, Inc.	8,669	588,452
		9,226,165
Personal Goods — 0.5%
Carter's, Inc.	2,645	220,513
Tapestry, Inc.	28,310	1,290,087
		1,510,600
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.1%
Biogen, Inc. *	917	266,755
Cardinal Health, Inc.	15,997	1,235,768
Exelixis, Inc. *	24,093	424,519
Horizon Therapeutics plc *	12,400	1,360,528
Incyte Corp. *	8,428	717,560
Jazz Pharmaceuticals plc *	7,965	1,247,797
Maravai LifeSciences Holdings, Inc., Class A *	20,125	295,032
Organon & Co.	19,811	596,905
Royalty Pharma plc	28,843	1,130,357
Syneos Health, Inc. *	7,506	269,616
United Therapeutics Corp. *	4,528	1,191,634
Viatris, Inc.	114,854	1,396,625
		10,133,096

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Precious Metals & Mining — 0.2%
SSR Mining, Inc. (Canada)	47,987	812,900
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	14,760	1,262,128
Jones Lang LaSalle, Inc. *	5,898	1,090,363
		2,352,491
Real Estate Investment Trusts — 9.0%
American Homes 4 Rent, Class A	16,262	557,624
Brixmor Property Group, Inc.	46,336	1,090,286
Camden Property Trust	6,810	839,060
CubeSmart	21,711	994,147
EPR Properties	8,082	343,323
Extra Space Storage, Inc.	6,229	983,123
First Industrial Realty Trust, Inc.	9,938	530,192
Gaming and Leisure Properties, Inc.	24,349	1,304,132
Highwoods Properties, Inc.	10,367	314,846
Host Hotels & Resorts, Inc.	66,888	1,260,839
Iron Mountain, Inc.	23,582	1,287,106
Kimco Realty Corp.	55,066	1,236,782
Lamar Advertising Co., Class A	12,650	1,347,731
Life Storage, Inc.	9,290	1,003,692
Medical Properties Trust, Inc.	50,127	649,145
Mid-America Apartment Communities, Inc.	6,171	1,028,829
National Retail Properties, Inc.	18,793	889,849
Omega Healthcare Investors, Inc.	41,838	1,231,711
Rayonier, Inc.	23,659	860,951
Regency Centers Corp.	17,792	1,185,481
Rexford Industrial Realty, Inc.	15,296	970,837
Simon Property Group, Inc.	9,242	1,187,227
Spirit Realty Capital, Inc.	20,513	900,110
STORE Capital Corp.	29,807	960,084
Ventas, Inc.	18,700	968,847
VICI Properties, Inc.	37,043	1,266,130
Welltower, Inc.	14,505	1,088,455
Weyerhaeuser Co.	38,731	1,333,508
WP Carey, Inc.	16,078	1,375,151
		28,989,198
Retailers — 3.4%
AutoNation, Inc. *	10,027	1,270,622
AutoZone, Inc. *	483	1,177,965
Bath & Body Works, Inc.	3,622	166,648
Best Buy Co., Inc.	10,456	927,656
Dick's Sporting Goods, Inc.	10,398	1,359,643
Kohl's Corp.	19,168	620,468
Macy's, Inc.	41,264	975,068
O'Reilly Automotive, Inc. *	1,282	1,015,793
Penske Automotive Group, Inc.	10,126	1,294,305

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Tractor Supply Co.	5,465	1,245,965
Williams-Sonoma, Inc.	7,102	958,344
		11,012,477
Software & Computer Services — 5.3%
Akamai Technologies, Inc. *	4,549	404,634
Amdocs Ltd.	14,267	1,311,565
ANSYS, Inc. *	3,677	979,406
CACI International, Inc., Class A *	3,482	1,072,770
Cadence Design Systems, Inc. *	7,205	1,317,290
Dell Technologies, Inc., Class C	16,044	651,707
Dolby Laboratories, Inc., Class A	10,337	822,412
EPAM Systems, Inc. *	2,368	787,715
Fortinet, Inc. *	19,812	1,036,960
Gartner, Inc. *	3,624	1,225,419
Gen Digital, Inc.	33,907	780,200
Hewlett Packard Enterprise Co.	62,752	1,012,190
Leidos Holdings, Inc.	9,189	908,241
Manhattan Associates, Inc. *	8,752	1,140,911
Paycom Software, Inc. *	548	177,519
Science Applications International Corp.	4,713	489,115
SS&C Technologies Holdings, Inc.	17,346	1,046,831
Synopsys, Inc. *	3,620	1,280,575
Tyler Technologies, Inc. *	2,242	723,650
		17,169,110
Technology Hardware & Equipment — 4.8%
Amphenol Corp., Class A	15,971	1,274,007
CDW Corp.	6,797	1,332,416
Cirrus Logic, Inc. *	9,639	871,269
Concentrix Corp.	4,798	680,404
Corning, Inc.	25,634	887,193
Entegris, Inc.	10,217	824,614
HP, Inc.	25,697	748,811
Jabil, Inc.	17,561	1,380,821
Microchip Technology, Inc.	10,219	793,199
Monolithic Power Systems, Inc.	2,731	1,164,935
National Instruments Corp.	2,333	125,982
NetApp, Inc.	12,327	816,417
ON Semiconductor Corp. *	17,063	1,253,277
Qorvo, Inc. *	7,562	821,687
Skyworks Solutions, Inc.	7,221	791,927
TD SYNNEX Corp.	7,667	783,184
Teradyne, Inc.	9,494	965,540
		15,515,683
Telecommunications Equipment — 2.2%
Arista Networks, Inc. *	9,109	1,147,916
Ciena Corp. *	21,145	1,099,963

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Juniper Networks, Inc.	38,139	1,231,890
Lumentum Holdings, Inc. *	17,302	1,041,234
Motorola Solutions, Inc.	4,666	1,199,209
Ubiquiti, Inc.	3,982	1,163,381
Viasat, Inc. *	7,841	270,122
		7,153,715
Telecommunications Service Providers — 1.7%
Altice USA, Inc., Class A *	168,295	824,645
Cable One, Inc.	1,411	1,114,521
DISH Network Corp., Class A *	78,930	1,135,803
Frontier Communications Parent, Inc. *	37,088	1,098,176
Lumen Technologies, Inc.	231,592	1,215,858
		5,389,003
Travel & Leisure — 0.7%
Boyd Gaming Corp.	14,937	930,724
Choice Hotels International, Inc.	2,888	354,906
Copa Holdings SA, Class A (Panama) *	6,847	630,472
Travel + Leisure Co.	5,634	238,713
Wendy's Co. (The)	1,497	33,383
		2,188,198
Waste & Disposal Services — 0.8%
Clean Harbors, Inc. *	10,526	1,371,538
Republic Services, Inc.	8,676	1,082,938
Stericycle, Inc. *	2,662	143,242
		2,597,718
Total Common Stocks (Cost $293,146,391)		322,882,080
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)(Cost $735,069)	735,069	735,069
Total Investments — 100.1% (Cost $293,881,460)		323,617,149
Liabilities in Excess of Other Assets — (0.1)%		(457,333)
NET ASSETS — 100.0%		323,159,816

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$323,617,149	$—	$—	$323,617,149

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$—	$2,183,602	$2,183,602	$—	$—	$—	—	$1,684	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	414,054	3,462,282	3,141,267	—	—	735,069	735,069	7,349	—
Total	$414,054	$5,645,884	$5,324,869	$—	$—	$735,069		$9,033	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.